Other Intangible Assets, Net - Schedule of Balance of Other Intangible Assets, Net (Details) - Intangible assets other than goodwill [member] - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Balance of Other Intangible Assets, Net [Line Items]
Total cost of other intangible assets	$ 553,813	$ 553,247
Accumulated amortization	(153,099)	(186,878)
Total other intangible assets, net	400,714	366,369
Trademarks [Member]
Schedule of Balance of Other Intangible Assets, Net [Line Items]
Total cost of other intangible assets	302,322	250,879
Computer Software [Member]
Schedule of Balance of Other Intangible Assets, Net [Line Items]
Total cost of other intangible assets	223,864	278,893
Rights [Member]
Schedule of Balance of Other Intangible Assets, Net [Line Items]
Total cost of other intangible assets	27,471	23,385
Other [Member]
Schedule of Balance of Other Intangible Assets, Net [Line Items]
Total cost of other intangible assets	$ 156	$ 90